Noncontrolling Interest	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Noncontrolling Interest
Noncontrolling Interest
Noncontrolling Interest recorded in the consolidated financial statements of the Company relates to a 14% interest in Evercore LP, a 38% interest in Evercore Wealth Management ("EWM"), a 39% interest in Evercore Private Capital Advisory L.P. ("PCA"), a 28% interest in ECB (through January 29, 2016, the date all of the noncontrolling interest was repurchased by the Company), a 34% equity interest in Atalanta Sosnoff (through December 31, 2015, the date it was deconsolidated), a 38% interest in Institutional Equities (through October 31, 2014, the date all of the noncontrolling interest was repurchased by the Company) and other private equity partnerships (through September 30, 2016, the date the Company deconsolidated its Mexican Private Equity business). The Noncontrolling Interests for Evercore LP, EWM and PCA have rights, in certain circumstances, to convert into Class A Shares.
Changes in Noncontrolling Interest for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Beginning balance	$202,664	$160,952	$60,577

Comprehensive income (loss):
Net Income Attributable to Noncontrolling Interest	40,984	14,827	20,497
Other comprehensive income (loss)	(3,737)	(3,886)	(2,608)
Total comprehensive income	37,247	10,941	17,889

Evercore LP Units Purchased or Converted into Class A Shares	(16,480)	(12,012)	(11,686)
Amortization and Vesting of LP Units/Interests	81,392	82,734	3,593
Issuance of Noncontrolling Interest for Acquisitions and Investments	—	—	72,344

Other Items:
Distributions to Noncontrolling Interests	(38,154)	(23,723)	(10,655)
Deconsolidation of Atalanta Sosnoff	—	(16,090)	—
Net Reclassification to/from Redeemable Noncontrolling Interest	—	—	27,477
Issuance of Noncontrolling Interest	885	594	2,449
Purchase of Noncontrolling Interest	(5,225)	—	—
Deconsolidation of GCP III	(5,808)	—	—
Other, net	(488)	(732)	(1,036)
Total other items	(48,790)	(39,951)	18,235

Ending balance	$256,033	$202,664	$160,952

Other Comprehensive Income - Other comprehensive income (loss) attributed to Noncontrolling Interest includes Unrealized Gain (Loss) on Marketable Securities and Investments, net, of ($699), ($1,083) and ($981) for the years ended December 31, 2016, 2015 and 2014, respectively, and Foreign Currency Translation Adjustment Gain (Loss), net, of ($3,038), ($2,803) and ($1,627) for the years ended December 31, 2016, 2015 and 2014, respectively.
Interests Purchased - On January 29, 2016, the Company purchased, at fair value, all of the noncontrolling interest in ECB for $6,482 resulting in a decrease to Noncontrolling Interest of $5,225 and a decrease to Additional Paid-In Capital of $1,257, on the Company's Consolidated Statement of Financial Condition for the year ended December 31, 2016.
During the year ended December 31, 2016, the Company purchased 5 LP Units and certain other rights from a noncontrolling interest holder, resulting in a decrease to Noncontrolling Interest of $235 on the Company's Consolidated Statement of Financial Condition as of December 31, 2016.
During the year ended December 31, 2015, the Company purchased 26 LP Units and certain other rights from a noncontrolling interest holder, resulting in a decrease to Noncontrolling Interest of $353 and a decrease to Additional Paid-In Capital of $770, on the Company's Consolidated Statement of Financial Condition as of December 31, 2015.
In May 2014, the Company purchased 3 units, or 22%, of the aggregate amount of the outstanding EWM Class A units held by members of EWM for 119 Class A Shares and 11 LP Units of the Company, at a fair value of $7,100. This transaction resulted in an increase in the Company's ownership in EWM to 62%. In conjunction with this purchase, the Company amended the Amended and Restated Limited Liability Company Agreement of EWM. Per the amended agreement, the holders of certain EWM interests no longer have the option to redeem these capital interests for cash upon the event of the death or disability of the holder. Accordingly, the value of these interests had been reclassified from Redeemable Noncontrolling Interest to Noncontrolling Interest on the Unaudited Condensed Consolidated Statement of Financial Condition as of June 30, 2014. The above transactions had the effect of reducing Redeemable Noncontrolling Interest and Treasury Stock by $34,577 and $3,856, respectively, and increasing Noncontrolling Interest and Additional Paid-In-Capital by $27,477 and $3,244, respectively, at June 30, 2014. These interests were reflected at their fair value of $34,577 within Redeemable Noncontrolling Interest on the Unaudited Condensed Consolidated Statement of Financial Condition at March 31, 2014. Changes in the fair value of these redeemable noncontrolling interests resulted in a decrease to Additional Paid-In-Capital of $4,116 for the year ended December 31, 2014.
GCP III - On July 19, 2016, the Company and the principals of its Mexican Private Equity business entered into an agreement to transfer ownership of its Mexican Private Equity business and related entities to Glisco. Upon the closing of this transaction, which occurred on September 30, 2016, the Company deconsolidated the noncontrolling interest in GCP III of $5,808. See Note 4 for further information.
Atalanta Sosnoff - On December 31, 2015, the Company deconsolidated the assets and liabilities of Atalanta Sosnoff, as well as its related redeemable noncontrolling interests. See Note 4 for further information.
ISI Transaction - The value of the Class E LP Units exchanged as consideration for the Company's acquisition of the operating businesses of ISI, as well as the value of Class E LP Units exchanged for the interest in its Institutional Equities business it did not own, resulted in an increase to Noncontrolling Interest of $68,835 as of December 31, 2014. Further, the purchase of the remaining noncontrolling interest in the Institutional Equities business, including the portion exchanged for cash, resulted in a reduction of Additional Paid-In-Capital of $17,307 for the year ended December 31, 2014. Further, the Company's acquisition of a small advisory boutique firm resulted in an increase in Noncontrolling Interest of $3,509 as of December 31, 2014.
Other - In addition, Noncontrolling Interest was reduced and Additional Paid-In-Capital was increased by the net effect of $1,124 as of December 31, 2014, reflecting other adjustments resulting from changes in ownership in the Company's subsidiaries.